Short Term Debt And Credit Agreements	Nov. 18, 2019
Debt Disclosure [Abstract]
Short-Term Debt And Credit Agreements
NOTE 16. SHORT-TERM DEBT AND CREDIT AGREEMENTS
The Companies use short-term debt to fund working capital requirements and as a bridge to long-term debt financings. The levels of borrowing may vary significantly during the course of the year, depending upon the timing and amount of cash requirements not satisfied by cash from operations. In addition, Dominion Energy utilizes cash and letters of credit to fund collateral requirements. Collateral requirements are impacted by commodity prices, hedging levels, Dominion Energy’s credit ratings and the credit quality of its counterparties.
Dominion Energy
In March 2018, Dominion Energy replaced its two existing joint revolving credit facilities with a $6.0 billion joint revolving credit facility. Commercial paper and letters of credit outstanding, as well as capacity available under credit facilities were as follows:

	Facility Limit	Outstanding Commercial Paper (1)	Outstanding Letters of Credit	Facility Capacity Available
(millions)
At December 31, 2018
Joint revolving credit facility (2)	$6,000	$324	$88	$5,588
At December 31, 2017
Joint revolving credit facility (3)	$5,000	$3,298	$—	$1,702
Joint revolving credit facility (3)	500	—	76	424

Total	$5,500	$3,298	$76	$2,126

(1)	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy’s credit facilities were 2.93% and 1.61% at December 31, 2018 and 2017, respectively.
(2)
This credit facility matures in March 2023 and can be used by the Companies to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

(3)
These credit facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

In connection with the SCANA Combination, Dominion Energy intends to terminate SCANA, SCE&G and PSNC’s existing credit facilities and add SCE&G as a co-borrower
to its $6.0 billion joint revolving credit facility in the first quarter of 2019 once certain regulatory approvals are obtained. In January 2019, Virginia Power and SCE&G, as co-borrowers,
filed with the Virginia Commission and the South Carolina Commission, respectively, for approval. In February 2019, the Virginia Commission approved the request.
Questar Gas’ short-term financing is supported through its access as co-borrower
to the joint revolving credit facility discussed above with Dominion Energy, Virginia Power and Dominion Energy Gas. At December 31, 2018, the
sub-limit
for Questar Gas was $250 million.
In addition to the credit facilities mentioned above, SBL Holdco has $30 million of credit facilities which had an original stated maturity date of December 2017 with automatic one-year
renewals through the maturity of the SBL Holdco term loan agreement in 2023. Dominion Solar Projects III, Inc. has $25 million of credit facilities which had an original stated maturity date of May 2018 with automatic one-year
renewals through the maturity of the Dominion Solar Projects III, Inc. term loan agreement in 2024. At December 31, 2018, no amounts were outstanding under either of these facilities.
In February and June 2018, Dominion Energy borrowed $950 million and $500 million, respectively, under
364-Day
Term Loan Agreements that bore interest at a variable rate. In September 2018, the principal outstanding plus accrued interest for both borrowings was repaid.
In March 2018, Dominion Energy Midstream entered into a $500 million revolving credit facility. The credit facility was scheduled to mature in March 2021, bore interest at a variable rate, and was used to support bank borrowings and the issuance of commercial paper, as well as to support up to $250 million of letters of credit. At December 31, 2018, Dominion Energy Midstream had $73 million outstanding under this credit facility. In February 2019, Dominion Energy Midstream terminated the facility subsequent to repaying the outstanding balance, plus accrued interest.
In October 2018, Dominion Energy entered into a credit agreement, which allows Dominion Energy to issue up to approximately $21 million in letters of credit. The facility terminates in June 2020. At December 31, 2018, Dominion Energy had $21 million in letters of credit outstanding under this agreement.

Virginia Power
In March 2018, Dominion Energy replaced its two existing joint revolving credit facilities with a $6.0 billion joint revolving credit facility. Virginia Power’s short-term financing is supported through its access as co-borrower
to the joint revolving credit facility. The credit facility can be used for working capital, as support for the combined commercial paper programs of the Companies and for other general corporate purposes.
Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facilities with Dominion Energy, Dominion Energy Gas and Questar Gas were as follows:

	Facility Limit	Outstanding Commercial Paper (1)	Outstanding Letters of Credit
(millions)
At December 31, 2018
Joint revolving credit facility (2)	$6,000	$314	$16
At December 31, 2017
Joint revolving credit facility (3)	$5,000	$542	$—
Joint revolving credit facility (3)	500	—	—

Total	$5,500	$542	$—

(1)	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 2.94% and 1.65% at December 31, 2018 and 2017, respectively.
(2)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas and Questar Gas. The
sub-limit
for Virginia Power is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit
for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit,
whichever is less) of letters of credit.

(3)
These facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. The full amount of the facilities was available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas and Questar Gas.
These facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.

(2)
A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers
Dominion Energy, Virginia Power and Questar Gas. The
sub-limit
for Dominion Energy Gas is set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2018, the sub-limit
for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit,
whichever is less) of letters of credit.

(3)
These facilities were replaced in March 2018 with a $6.0 billion joint revolving credit facility. A maximum of a combined $1.5 billion of the facilities was available to Dominion Energy Gas, assuming adequate capacity was available after giving effect to uses by co-borrowers
Dominion Energy, Virginia Power and Questar Gas. These credit facilities were scheduled to mature in April 2020 and were used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit,
whichever is less) of letters of credit.

In March 2018, Dominion Energy Midstream entered into a

$
500

million revolving credit facility with certain third party lenders to replace the existing $300 million credit facility with Dominion Energy, which was terminated in May 2018. See Note 24 for further information. The credit facility matures in March 2021, bears interest at a variable rate, and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to

$
250

million of letters of credit. Borrowings under the credit facility were used primarily to fund capital expenditures and repay the outstanding balance on the terminated Dominion Energy credit facility. At December 31, 2018, Dominion Energy Midstream had

$
73

million outstanding on this credit facility. The weighted-average interest rate of this borrowing was 3.55% at December 31, 2018. In February 2019, Dominion Energy Midstream terminated the facility subsequent to repaying the outstanding balance, plus accrued interest.